UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment  ; Amendment Number:
This Amendment (Check only one.): 	is a restatement.
	 adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Stelac Advisory Services LLC
Address: 	598 Madison Avenue  5th Floor
	New York, NY 10022


Form 13F File Number: 28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Carlos M. Lopez-Ona
Title: 	Chief Financial Officer
Phone: 	212-920-3891

Signature, Place, and Date of Signing:

/s/Carlos M. Lopez-Ona			New York, NY 		May 7, 2012

Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

 	13F NOTICE.

 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F		File Number Name
28-


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0
Form 13F Information Table Entry Total: 43
Form 13F Information Table Value Total: $121,877
        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 		Form 13F File Number 	Name
NONE	  	28-NONE			NONE


FORM 13F INFORMATION TABLE

COLUMN 1		COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5	COLUMN 6	COLUMN 7	COLUMN 8

NAME 			TITLE		CUSIP		VALUE		SHRS OR SH/PUT	INVESTMENT	OTHER		VOTING AUTHORITY
OF ISSUER		OF cLASS			(X$1000)	PRN AMT CALL	DISCRETION	MANAGER		SOLE SHARED NONE


SPDR S&P 500 ETF TRUST 	COM		78462F1030	30,476 		216,667 SH	SHARED				NONE
VANGUARD INDEX FUNDS
EMMA ETF		COM		9220428588	10,825 		249,017 SH	SHARED				NONE
JPMORGAN ALERIAN MLP	COM		46625H3654	10,626 		271,476 SH	SHARED				NONE
GUGGENHEIM ETF TRUST
S&P 500 		COM		78355W1062	10,257 		197,751 SH	SHARED				NONE
ISHARES S&P EUROPE 350
ETF			COM		4642878619	9,547 		255,607 SH	SHARED				NONE
VANGUARD INDEX FUNDS
EUR ETF			COM		9220428745	7,550 		163,800 SH	SHARED				NONE
VANGUARD INDEX FUNDS
REIT ETF		COM		9229085538	7,481 		117,541 SH	SHARED				NONE
SPDR DJIA AVERAGE ETF
TRUST			COM		78467X1090	6,607 		50,127 	SH	SHARED				NONE
ISHARES DJ SELECT INDEX
DIVIDEND FUND		COM		4642871689	5,089 		90,947 	SH	SHARED				NONE
ISHARES INC MSCI JAPAN
ETF			COM		4642868487	4,908 		482,136 SH	SHARED				NONE
ISHARES INC MSCI PACIFIC
EX-JAPAN ETF		COM		4642866655	4,077 		93,675 	SH	SHARED				NONE
SPDR INDEX SHARES FUNDS
EMMA ASIA PAC ETF	COM		78463X3017	2,384 		32,146 	SH	SHARED				NONE
ISHARES INC MSCI EMMA
ETF			COM		4642872349	2,362 		55,014 	SH	SHARED				NONE
ISHARES MSCI GERMANY
ETF			COM		4642868065	1,508 		64,807 	SH	SHARED				NONE
ISHARES TRUST RUSSELL
2000 ETF		COM		4642876555	1,118 		13,503 	SH	SHARED				NONE
ISHARES MSCI EAFE ETF	COM		4642874659	631 		11,500 	SH	SHARED				NONE
ISHARES MSCI SWEDEN ETF	COM		4642867562	589 		20,298 	SH	SHARED				NONE
BANK OF AMERICA CORP	COM		0605051046	506 		52,850 	SH	SHARED				NONE
SPDR INDEX SHARES FUNDS
EMMA LATIN AMERICA ETF	COM		78463X7075	490 		6,211 	SH	SHARED				NONE
PFIZER INC		COM		7170811035	480 		21,200 	SH	SHARED				NONE
JP MORGAN CHASE & CO	COM		46625H1005	444 		9,650 	SH	SHARED				NONE
EXXON MOBIL CORP	COM		30231G1022	426 		4,910 	SH	SHARED				NONE
SPDR INDEX SHARES FUNDS
EMMA EUROPE ETF		COM		78463X6085	340 		7,913 	SH	SHARED				NONE
WELLS FARGO & CO	COM		9497461015	234 		6,850 	SH	SHARED				NONE
ISHARES MSCI EMU INDEX
FUND ETF		COM		4642866085	207 		6,550 	SH	SHARED				NONE
GENERAL ELECTRIC CO	COM		3696041033	206 		10,240 	SH	SHARED				NONE
AT&T INC		COM		00206R1023	196 		6,280 	SH	SHARED				NONE
CONOCOPHILLIPS CO	COM		20825C1045	189 		2,480 	SH	SHARED				NONE
HEWLETT-PACKARD CO	COM		4282361033	183 		7,700 	SH	SHARED				NONE
ISHARES TRUST IBOXX USD
HIGH YIELD CORPORATE
BOND ETF		COM		4642885135	182 		2,009 	SH	SHARED				NONE
HOME DEPOT INC		COM		4370761029	172 		3,420 	SH	SHARED				NONE
ISHARES MSCI BRASIL
FREE ETF		COM		4642864007	169 		2,615 	SH	SHARED				NONE
SPDR INDEX SHARES FUNDS
EMMA MIDDLE EAST &
AFRICA ETF		COM		78463X8065	152 		2,143 	SH	SHARED				NONE
QUALCOMM INC		COM		7475251036	152 		2,240 	SH	SHARED				NONE
SCRIPPS NETWORKS
INTERACTIVE INC 	COM		8110651010	136 		2,790 	SH	SHARED				NONE
WAL-MART STORES INC	COM		9311421039	135 		2,200 	SH	SHARED				NONE
GLOBAL X NORWARY FTSE
30 ETF			COM		37950E7470	134 		9,159 	SH	SHARED				NONE
ISHARES MSCI POLAND ETF	COM		46429B6065	134 		5,168 	SH	SHARED				NONE
COCA-COLA CO		COM		1912161007	133 		1,800 	SH	SHARED				NONE
ISHARES TRUST JP MORGAN
USD EMMA BOND FUND ETF	COM		4642882819	124 		1,100 	SH	SHARED				NONE
ABBOTT LABORATORIES	COM		0028241000	109 		1,784 	SH	SHARED				NONE
PROCTER & GAMBLE CO	COM		7427181091	105 		1,560 	SH	SHARED				NONE
JC PENNEY CO INC	COM		7081601061	104 		2,940 	SH	SHARED				NONE